Other assets and receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other assets and receivables
30 Other assets and receivables
	Note	2018	2017
Real estate held for own use and equipment	30.1	498	530
Receivables	30.2	6,019	8,091
Accrued income	30.3	1,436	1,382
At December 31		7,954	10,002

30.1 Real estate held for own use and equipment

Net book value	General account real estate held for own use	Equipment	Total
At January 1, 2017	332	241	572
At December 31, 2017	307	223	530
At December 31, 2018	263	235	498
Cost
At January 1, 2018	396	488	885
Additions	1	63	64
Acquired through business combinations	-	1	1
Capitalized subsequent expenditure	18	-	18
Disposals	(26)	(26)	(52)
Unrealized gains/(losses) through equity	(32)	-	(32)
Transfer to investments in real estate	(1)	-	(1)
Realized gains/(losses) through income statement	(4)	-	(4)
Net exchange differences	11	12	23
At December 31, 2018	363	538	901
Accumulated depreciation and impairment losses
At January 1, 2018	90	265	355
Depreciation through income statement	4	54	58
Disposals	(16)	(22)	(38)
Impairment losses	18	-	18
Transfer to investments in real estate	(1)	-	(1)
Net exchange differences	4	5	9
At December 31, 2018	100	303	403

Cost
At January 1, 2017	453	593	1,046
Additions	3	68	71
Acquired through business combinations	-	11	11
Capitalized subsequent expenditure	1	-	1
Disposals	(34)	(144)	(179)
Unrealized gains/(losses) through equity	8	-	8
Transfer to investments in real estate	-	-	-
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(34)	(40)	(74)
Other	-	7	7
At December 31, 2017	396	488	885
Accumulated depreciation and impairment losses
At January 1, 2017	121	352	474
Depreciation through income statement	8	63	71
Disposals	(28)	(131)	(159)
Impairment losses	-	-	-
Impairment losses reversed	(1)	-	(1)
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(10)	(20)	(30)
Other	-	6	6
At December 31, 2017	90	265	355

General account real estate held for own use are mainly held by Aegon USA and Aegon the Netherlands, with relatively smaller holdings at Aegon UK, Aegon Hungary and Aegon Spain. The carrying value under a historical cost model amounted to EUR 301 million (2017: EUR 319 million).

57% of the value of the general account real estate held for own use was last revalued in 2018 (2017: 30%), based on market value appraisals by qualified internal and external appraisers. The increase is mainly related to positive revaluations in the Dutch real estate markets. 99% of the appraisals in 2018 were performed by independent external appraisers (2017: 95%).

General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in Commissions and expenses in the income statement. The useful lives of buildings range between 40 and 50 years.

None of the equipment is held for lease (2017: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in Commissions and expenses in the income statement. Equipment is generally depreciated over a period of three to five years.

30.2 Receivables

	2018	2017
Loans to associates	12	12
Loans to joint ventures	18	13
Receivables from policyholders	969	999
Receivables from brokers and agents	396	400
Receivables from reinsurers	1,129	2,708
Cash outstanding from assets sold	116	46
Trade receivables	1,321	910
Cash collateral	616	1,545
Reverse repurchase agreements	-	230
Income tax receivable	102	85
Other	1,382	1,190
Provision for doubtful debts	(41)	(48)
At December 31	6,019	8,091

Current	5,989	8,061
Non-current	30	30

With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.

The movements in the provision for doubtful debts during the year were as follows:

	2018	2017
At January 1	(48)	(79)
Additions charged to earnings	(7)	(6)
Unused amounts reversed through the income statement	4	4
Used during the year	10	31
Net exchange differences	-	2
At December 31	(41)	(48)

30.3 Accrued income

	2018	2017
Accrued interest	1,415	1,357
Other	21	25
At December 31	1,436	1,382

Of accrued income EUR 1,421 million is current (2017: EUR 1,364 million).